Document and Entity Information	12 Months Ended
May 31, 2025 shares
Entity Addresses [Line Items]
Entity Registrant Name	ADURO CLEAN TECHNOLOGIES INC.
Entity Central Index Key	0001863934
Current Fiscal Year End Date	--05-31
Document Type	40-F
Amendment Flag	false
Document Period End Date	May 31, 2025
Entity Primary SIC Number	2800
Entity Common Stock, Shares Outstanding	29,613,178
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-42393
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	542 Newbold St.
Entity Address, City or Town	London
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	N6E 2S5
City Area Code	604
Local Phone Number	362-7011
Title of 12(b) Security	Common Shares Without Par Value
Trading Symbol	ADUR
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	De Visser Gray LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	1054
ICFR Auditor Attestation Flag	false
Entity Ex Transition Period	false
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102